Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments		(continued)	June 30, 2026 (Unaudited)

COMMON STOCKS - 80.96% of net assets applicable to common unitholders
Shares		Issuer	Value
Ireland - 2.24% of net assets applicable to common unitholders
Measuring, Analytics, & Control Instruments - 2.77% of total investments
478		Steris PLC	$100,652

Total Ireland (cost $88,431)			$100,652

Netherlands - 4.59% of net assets applicable to common unitholders
Business Services - 5.67% of total investments
1,415		AerCap Holdings N.V.	$206,279

Total Netherlands (cost $78,843)			$206,279

United States - 74.13% of net assets applicable to common unitholders
Amusement and Recreation Services- 3.51% of total investments
1,425		Churchill Downs, Inc.	$127,737

Business Services - 3.17% of total investments
1,948	A	Copart, Inc.	54,914
1,553		Fidelity National Information Services, Inc	60,381

Chemicals & Allied - 3.96% of total investments
182		NewMarket Corp.	144,006

Eating and Drinking Places - 2.09% of total investments
257		Domino’s Pizza, Inc.	76,082

Electronic & Equipment - 3.18% of total investments
202		Lennox International, Inc.	115,736

Fabricated Metal Products - 2.79% of total investments
1,624		Ball Corp.	101,338

Food and Kindred Products - 1.91% of total investments
789	A	Post Holdings, Inc.	69,637

Furniture & Fixtures - 5.26% of total investments
2,442		Tempur Sealy International, Inc.	191,453

General Merchandise Store - 5.43% of total investments
1,633	A	Dollar Tree, Inc.	197,511

Holding & Other Investment Offices- 2.62% of total investments
709	A	CBRE Group, Inc.	95,495

Insurance Agents, Brokers and Services - 2.90% of total investments
1,611		Moelis & Company	105,392

Insurance Carriers - 2.96% of total investments
581		Cincinnati Financial Corp.	107,566

Measuring, Analytics, & Control Instruments - 15.53% of total investments
254	A	Waters Corp.	95,260
1,582		Bruker Corporation	95,205
461	A	Keysight Technologies, Inc	161,382
7,846	A	Avantor, Inc.	77,675
1,888	A	The Cooper Companies, Inc.	135,388

Mining and Quarrying of Nonmetallic Minerals, Except Fuels - 3.36% of total investments
414		Vulcan Materials Company	122,134

Miscellaneous Manufacturing Industries - 3.92% of total investments
889		Armstrong World Industries, Inc.	142,613

Motor Freight Transportation and Warehousing - 2.23% of total investments
375		Old Dominion Freight Line, Inc.	81,225

Non-Depository Credit Institutions - 3.51% of total investments
2,782		Ally Financial, Inc.	127,833

Personal Services - 2.94% of total investments
404		UniFirst Corp.	106,842

Primary Metal Industry - 4.12% of total investments
629		M&T Bank Corp.	149,708

Rubber and Miscellaneous Plastic Products - 7.97% of total investments
590		AptarGroup, Inc.	73,868
1,202		Entegris, Inc.	216,192

Software - 2.31% of total investments
524		Appfolio, Inc.	84,023

Wholesale Trade-Durable Goods - 5.89% of total investments
1,357		Allison Transmission Holdings, Inc.	152,988
286		Pool, Corp.	61,461

Total United States (cost $2,631,210)			$3,331,047

TOTAL COMMON STOCK (cost $2,798,484)			$3,637,978

		Total investments (80.96% of net assets)	$3,637,978
		Other assets less liabilities (19.04% of net assets)	855,435

		Net assets applicable to common unitholders - 100%	$4,493,413

Multi-Select Securities Fund for Puerto Rico Residents Mid Cap Core Portfolio I

Schedule of Investments	(concluded)	June 30, 2026 (Unaudited)

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contract	E-Mini S&P Midcap 400 Index	09/18/26	$388,780	$5,090

	The underlying notional amount at value of open long futures contracts is 8.65% of net assets applicable to common unitholders.

A	Non-dividend producing security.